July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Dynamic Equity Active ETF | BDYN | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.2%
Cameco Corp.	96,039	$ 8,295,849
Cenovus Energy, Inc.	504,049	15,217,239
Suncor Energy, Inc.	202,362	13,597,659
		37,110,747
China — 0.7%
BYD Co. Ltd., ADR(a)	502,980	5,995,522
Tencent Holdings Ltd., ADR	248,099	15,240,721
		21,236,243
Denmark — 0.1%
DSV A/S, ADR	37,072	4,011,561
France — 2.0%
Airbus SE, ADR	332,866	19,446,032
Hermes International SCA, ADR(a)	34,805	6,142,734
LVMH Moet Hennessy Louis Vuitton SE, ADR	16	1,753
Societe Generale SA, ADR	1,710,025	32,028,768
TotalEnergies SE	16,156	1,419,466
		59,038,753
Germany — 0.8%
Heidelberg Materials AG, ADR	30	1,117
Siemens AG, ADR(a)	74,723	12,172,376
Siemens Energy AG, ADR	352,744	12,039,153
		24,212,646
Hong Kong — 0.3%
AIA Group Ltd., ADR	186,338	7,537,372
Italy — 1.2%
UniCredit SpA, ADR	780,164	36,698,915
Japan — 5.0%
Advantest Corp., ADR(a)	19,040	3,763,637
Aeon Co. Ltd., ADR(a)	52,406	447,023
Ajinomoto Co., Inc., ADR	52,511	1,630,467
Astellas Pharma, Inc., ADR	77,205	1,060,025
Bridgestone Corp., ADR	127,460	1,579,229
Canon, Inc., ADR	1,200	33,444
Capcom Co. Ltd., ADR(a)	13,194	164,265
Central Japan Railway Co., ADR	91,159	1,121,256
Chugai Pharmaceutical Co. Ltd., ADR	27,960	604,216
Daiichi Life Group, Inc., ADR	90,934	2,190,600
Daiichi Sankyo Co. Ltd., ADR	42,180	680,785
Daikin Industries Ltd., ADR(a)	46,124	668,706
Daiwa House Industry Co. Ltd., ADR	30,218	884,179
Denso Corp., ADR(a)	120,088	1,469,877
Disco Corp., ADR	34,141	1,218,834
East Japan Railway Co., ADR(a)	48,119	563,473
Ebara Corp., ADR(a)	29,975	509,275
ENEOS Holdings, Inc., ADR	95,284	1,666,460
FANUC Corp., ADR	59,623	1,211,539
Fast Retailing Co. Ltd., ADR(a)	93,954	4,594,351
FUJIFILM Holdings Corp., ADR(a)	23,719	278,461
Fujikura Ltd., ADR	59,547	755,651
Fujitsu Ltd., ADR(a)	37,426	855,933
Hitachi Ltd., ADR(a)	107,957	3,530,194
Honda Motor Co. Ltd., ADR	18,607	560,257
Hoya Corp., ADR	8,160	1,251,907
IHI Corp., ADR(a)	20,560	362,473
Inpex Corp., ADR	25,370	582,749
ITOCHU Corp., ADR	112,716	1,410,077
Security	Shares	Value
Japan (continued)
Japan Post Holdings Co. Ltd., ADR(a)	117,888	$ 1,750,637
Japan Tobacco, Inc., ADR	48,834	1,085,091
Kajima Corp., ADR	7,183	233,088
Kao Corp., ADR(a)	66,975	455,430
Kawasaki Heavy Industries Ltd., ADR	80,968	557,869
KDDI Corp., ADR(a)	56,612	1,035,433
Kioxia Holdings Corp., ADR(b)	315,950	8,783,410
Komatsu Ltd., ADR(a)	16,991	736,900
Kubota Corp., ADR(a)	10,038	858,199
Kyocera Corp., ADR(a)(b)	82,714	1,911,520
Lasertec Corp., ADR(a)	12,477	575,938
LY Corp., ADR	25,240	140,587
Marubeni Corp., ADR(a)	50,037	1,618,197
Mitsubishi Corp., ADR	97,461	2,901,414
Mitsubishi Electric Corp., ADR(a)	54,441	3,955,683
Mitsubishi Estate Co. Ltd., ADR	43,959	1,064,907
Mitsubishi Heavy Industries Ltd., ADR(a)	157,156	1,843,440
Mitsubishi UFJ Financial Group, Inc., ADR	1,037,625	23,294,681
Mitsui & Co. Ltd., ADR	3,406	2,094,962
Mitsui Fudosan Co. Ltd., ADR	20,731	603,894
Mizuho Financial Group, Inc., ADR(a)	305,524	3,189,671
MS&AD Insurance Group Holdings, Inc., ADR	62,038	1,901,465
Murata Manufacturing Co. Ltd., ADR(a)	132,240	3,074,580
NEC Corp., ADR(a)	59,937	948,803
Nexon Co. Ltd., ADR	4,849	75,741
Nintendo Co. Ltd., ADR	79,279	937,078
Nippon Steel Corp., ADR	262,569	1,071,281
Nomura Holdings, Inc., ADR	234,506	2,270,018
Nomura Research Institute Ltd., ADR(a)	5,917	173,664
NTT, Inc., ADR	50,476	1,209,910
Obic Co. Ltd., ADR(a)	15,754	224,298
ORIX Corp., ADR(a)	22,941	924,752
Otsuka Holdings Co. Ltd., ADR	34,054	1,171,730
Pan Pacific International Holdings Corp., ADR(a)	23,298	262,335
Panasonic Holdings Corp., ADR(a)	24,921	667,883
Recruit Holdings Co. Ltd., ADR(a)	155,805	2,441,464
Renesas Electronics Corp., ADR(a)	65,051	664,821
Resona Holdings, Inc., ADR(a)	30,705	836,404
Secom Co. Ltd., ADR(a)	186,194	1,992,276
Seven & i Holdings Co. Ltd., ADR	46,615	612,055
Shimano, Inc., ADR	4	50
Shin-Etsu Chemical Co. Ltd., ADR(a)	69,165	1,235,287
SMC Corp., ADR	23,193	504,680
SoftBank Corp., ADR	96,705	1,354,837
SoftBank Group Corp., ADR(a)	184,327	2,851,668
Sompo Holdings, Inc., ADR(a)	60,779	1,345,647
Sony Group Corp., ADR(a)	144,190	3,353,859
Sumitomo Corp., ADR	73,941	767,508
Sumitomo Electric Industries Ltd., ADR	112,568	813,867
Sumitomo Metal Mining Co. Ltd., ADR	49,987	624,837
Sumitomo Mitsui Financial Group, Inc., ADR(a)	100,466	2,600,060
Sumitomo Mitsui Trust Group, Inc., ADR	176,914	1,454,233
Sumitomo Realty & Development Co. Ltd., ADR(a)	16,207	182,653
Suntory Beverage & Food Ltd., ADR(a)	6,039	87,264
Suzuki Motor Corp., ADR	2,251	117,142
Takeda Pharmaceutical Co. Ltd., ADR	91,317	1,560,607
TDK Corp., ADR	114,519	2,239,992
Terumo Corp., ADR(a)	32,482	471,963
Tokio Marine Holdings, Inc., ADR	39,850	2,018,801
Tokyo Electron Ltd., ADR	24,188	4,048,346
Toyota Motor Corp., ADR	23,804	4,498,718

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyota Tsusho Corp., ADR(a)	45,672	$ 972,814
Trend Micro, Inc., ADR	18,627	745,080
Unicharm Corp., ADR	188,199	585,299
		150,236,064
Netherlands — 2.6%
ABN AMRO Bank NV, ADR(a)	270,063	12,181,192
ASML Holding NV, ADR, Registered Shares(c)	22,894	37,294,326
ING Groep NV, ADR	830,520	29,010,063
		78,485,581
South Korea — 0.4%
SK hynix, Inc., ADR(a)(b)	86,437	12,423,590
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,900	18,555,075
United Arab Emirates — 0.0%
NMC Health PLC(b)(d)	504	—
United Kingdom — 3.7%
AstraZeneca PLC	115,944	19,668,740
BAE Systems PLC, ADR	173,865	19,745,848
British American Tobacco PLC, ADR	243,902	14,792,656
Compass Group PLC, ADR	304,539	9,696,522
National Grid PLC, ADR	224,448	17,949,107
RELX PLC, ADR	244,313	8,653,566
Rolls-Royce Holdings PLC, ADR(a)	1,080,509	21,437,299
		111,943,738
United States — 71.6%
Abbott Laboratories	29,024	3,067,837
AbbVie, Inc.	119,464	29,978,296
Advanced Micro Devices, Inc.(b)	62,308	29,667,954
Alphabet, Inc., Class C	372,277	132,772,592
Amazon.com, Inc.(b)	309,567	84,072,206
APA Corp.	150,757	5,626,251
Apple, Inc.	487,162	150,489,213
Applied Materials, Inc.	8,645	4,388,807
AppLovin Corp., Class A(b)	7,107	2,813,661
Arista Networks, Inc.(b)	53,656	9,676,860
Bank of America Corp.	729,137	45,170,037
Boeing Co.(b)	209,440	45,268,362
Booking Holdings, Inc.	24,613	4,747,848
Boston Scientific Corp.(b)	27,348	1,277,972
BP PLC, ADR	76,746	3,470,454
Broadcom, Inc.	160,800	62,596,224
Cadence Design Systems, Inc.(b)	18,413	6,260,788
Capital One Financial Corp.	106,464	22,252,041
Caterpillar, Inc.	23,079	18,805,000
Cerebras Systems, Inc., Class A(a)(b)	14,636	2,908,320
Cheniere Energy, Inc.	25,337	6,678,073
Cisco Systems, Inc.	228,170	26,465,438
Citigroup, Inc.	193,620	25,644,969
Citizens Financial Group, Inc.	282,059	20,209,527
Coinbase Global, Inc., Class A(b)	6,146	898,914
Corning, Inc.	27,647	3,822,198
Costco Wholesale Corp.	22,719	21,625,989
CRH PLC	86,357	8,204,779
Crowdstrike Holdings, Inc., Class A(b)	26,588	5,074,586
CSX Corp.	421,122	21,224,549
D.R. Horton, Inc.	50,574	7,235,116
Datadog, Inc., Class A(b)	36,197	9,699,710
Delta Air Lines, Inc.	230,324	20,139,531
Edwards Lifesciences Corp.(b)	118,358	10,187,073
Security	Shares	Value
United States (continued)
Eli Lilly & Co.	56,179	$ 64,540,682
EQT Corp.	242,073	12,900,070
Estee Lauder Cos., Inc., Class A	104,773	8,790,455
ExxonMobil Holdings Corp.	202,690	31,506,134
Fifth Third Bancorp	380,382	21,491,583
Fox Corp., Class B	94,585	4,912,745
Freeport-McMoRan, Inc.	356,228	22,310,560
GE Vernova, Inc.	22,975	22,751,913
General Electric Co.	84,969	30,594,788
Gilead Sciences, Inc.	72,750	9,472,778
Goldman Sachs Group, Inc.	30,676	31,239,825
Hilton Worldwide Holdings, Inc.	40,670	13,034,328
Home Depot, Inc.	48,081	15,960,969
Honeywell Aerospace, Inc.(b)	16,166	3,342,159
Honeywell International, Inc.	16,166	3,929,146
Intel Corp.(b)	201,743	18,197,219
Intuitive Surgical, Inc.(b)	11,262	3,979,202
Johnson & Johnson	117,149	30,031,146
JPMorgan Chase & Co.	74,150	26,085,229
Keysight Technologies, Inc.(b)	6,087	1,942,240
KLA Corp.	9,138	1,670,609
Lam Research Corp.	61,813	18,112,445
Live Nation Entertainment, Inc.(b)	95,973	16,711,778
Lumentum Holdings, Inc.(b)	15,647	11,171,019
Marsh & McLennan Cos., Inc.	79,877	15,151,868
Marvell Technology, Inc.	10,411	1,952,687
Mastercard, Inc., Class A	28,371	16,259,420
McDonald’s Corp.	45,400	12,287,056
McKesson Corp.	13,164	11,270,885
Merck & Co., Inc.	85,211	11,094,472
Meta Platforms, Inc., Class A	68,477	38,121,831
Micron Technology, Inc.	67,775	55,780,858
Microsoft Corp.	167,162	77,683,525
MongoDB, Inc., Class A(b)	33,962	11,461,496
Netflix, Inc.(b)	131,588	9,436,175
NextEra Energy, Inc.	271,811	23,625,812
NVIDIA Corp.	590,002	118,442,902
Oracle Corp.	54,073	7,022,461
Palantir Technologies, Inc., Class A(b)	81,846	10,071,969
Palo Alto Networks, Inc.(b)	31,634	10,497,110
Parker-Hannifin Corp.	19,372	18,917,339
PepsiCo, Inc.	59,237	8,267,116
Philip Morris International, Inc.	116,887	22,304,377
Republic Services, Inc.	24,451	5,148,158
Roche Holding AG, ADR	202,075	11,047,440
Rockwell Automation, Inc.	44,493	21,360,199
Ross Stores, Inc.	13,985	3,511,214
Schneider Electric SE, ADR(a)	43,286	2,903,625
Shell PLC, ADR	217,309	19,988,082
Snowflake, Inc., Class A(b)	68,830	20,186,462
Space Exploration Technologies Corp., Class A(a)(b)	164,762	17,855,258
Starbucks Corp.	105,887	11,144,607
Stryker Corp.	35,393	11,527,500
Targa Resources Corp.	40,295	10,894,559
Tesla, Inc.(b)	82,164	25,570,258
Texas Instruments, Inc.	35,751	9,857,981
Thermo Fisher Scientific, Inc.	39,310	22,575,733
TJX Cos., Inc.	135,620	21,338,451
Trane Technologies PLC	30,953	14,082,067
Uber Technologies, Inc.(b)	79,493	5,593,127
Union Pacific Corp.	43,283	12,644,263
United Airlines Holdings, Inc.(b)	58,070	7,045,633
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
UnitedHealth Group, Inc.	48,428	$ 20,068,563
Valero Energy Corp.	42,039	13,154,003
Verizon Communications, Inc.	131,821	6,170,541
Vertex Pharmaceuticals, Inc.(b)	33,830	16,140,293
Vertiv Holdings Co., Class A	90,987	21,979,730
Vistra Corp.	79,525	11,784,810
Walmart, Inc.	151,546	16,851,915
Walt Disney Co.	225,240	21,665,836
Waters Corp.(b)	4,215	1,590,362
Williams Cos., Inc.	277,869	19,878,748
		2,160,308,974
Total Common Stocks — 90.2% (Cost: $2,190,671,359)		2,721,799,259
Investment Companies
United States(e) — 2.1%
iShares China Large-Cap ETF(a)	180,660	6,594,090
iShares Core S&P Small-Cap ETF	5,603	815,012
iShares MSCI China ETF(a)	25,646	1,431,047
iShares MSCI Emerging Markets ETF(a)	57,510	3,685,816
KraneShares CSI China Internet ETF	162,268	4,623,015
SPDR Gold Shares(b)(f)	79,167	29,413,707
State Street SPDR S&P Biotech ETF(a)	70,531	10,368,762
State Street SPDR S&P Homebuilders ETF(a)	5,597	580,353
State Street SPDR S&P Regional Banking ETF(a)	67,307	5,119,371
Total Investment Companies — 2.1% (Cost: $66,909,899)		62,631,173
Preferred Securities
Preferred Stocks — 0.2%
United States — 0.2%
Alphabet, Inc.
Series A, 6.25%, 05/15/29	63,700	3,195,192
Series B, 6.25%, 05/15/29	63,700	3,197,740
		6,392,932
Total Preferred Securities — 0.2% (Cost: $6,370,000)		6,392,932
Total Long-Term Investments — 92.5% (Cost: $2,263,951,258)		2,790,823,364
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(g)(h)	70,271,413	$ 70,292,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(g)	217,400,000	217,400,000
Total Short-Term Securities — 9.5% (Cost: $287,690,644)		287,692,494
Options Purchased — 0.5% (Cost: $18,443,768)		14,272,978
Total Investments Before Options Written — 102.5% (Cost: $2,570,085,670)		3,092,788,836
Options Written — (0.5)% (Premiums Received: $(15,894,979))		(14,471,068)
Total Investments, Net of Options Written — 102.0% (Cost: $2,554,190,691)		3,078,317,768
Liabilities in Excess of Other Assets — (2.0)%		(60,041,360)
Net Assets — 100.0%		$ 3,018,276,408

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at April 30, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 20,914,259	$ 49,375,763 (a)	$ —	$ 1,113	$ 1,359	$ 70,292,494	70,271,413	$ 682,730 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	119,412,329	97,987,671 (a)	—	—	—	217,400,000	217,400,000	470,517	—
iShares China Large-Cap ETF	6,802,250	165,388	(443,075)	(94,228)	163,755	6,594,090	180,660	37,182	—
iShares Core S&P Small-Cap ETF	728,686	41,521	(432)	24	45,213	815,012	5,603	2,343	—
iShares MSCI China ETF	1,410,120	63,026	(638)	37	(41,498)	1,431,047	25,646	8,984	—

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

Affiliated Issuer	Value at April 30, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets ETF	$ —	$ 4,083,560	$ —	$ —	$ (397,744)	$ 3,685,816	57,510	$ —	$ —
iShares Russell 2000 ETF	5,674,758	615,320	(5,673,888)	151	(616,341)	—	—	14,385	—
				$ (92,903)	$ (845,256)	$ 300,218,459		$ 1,216,141	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	72	08/25/26	$ 3,519	$ 68,125
KOSPI 200 Index	5	09/10/26	904	(204,654)
S&P/TSE 60 Index	4	09/17/26	1,190	17,223
E-mini Russell 2000 Index	290	09/18/26	42,601	(536,743)
Euro Stoxx 50 Index	96	09/18/26	7,055	115,759
Euro Stoxx Banks Index	147	09/18/26	2,631	194,397
				(345,893)
Short Contracts
SPI 200 Index	4	09/17/26	629	(8,944)
NASDAQ 100 E-Mini Index	139	09/18/26	78,964	(428,499)
S&P 500 E-Mini Index	218	09/18/26	81,960	(54,555)
				(491,998)
				$ (837,891)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	63,516,530	USD	44,472,369	Morgan Stanley & Co. International PLC	09/16/26	$ 187,411
CAD	4,629,900	USD	3,288,475	UBS AG	09/16/26	20,389
DKK	21,529,500	USD	3,287,367	Morgan Stanley & Co. International PLC	09/16/26	41,433
DKK	25,508,900	USD	3,889,480	Morgan Stanley & Co. International PLC	09/16/26	54,598
EUR	444,828	USD	512,155	Barclays Bank PLC	09/16/26	1,671
EUR	5,760,700	USD	6,571,172	Barclays Bank PLC	09/16/26	83,080
EUR	6,730,500	USD	7,708,522	Barclays Bank PLC	09/16/26	65,957
EUR	12,292,900	USD	14,057,451	BNP Paribas SA	09/16/26	142,221
EUR	4,166,400	USD	4,778,910	JPMorgan Chase Bank N.A.	09/16/26	33,747
GBP	2,858,848	USD	3,826,021	Barclays Bank PLC	09/16/26	26,905
GBP	2,201,500	USD	2,952,466	JPMorgan Chase Bank N.A.	09/16/26	14,540
GBP	4,200,100	USD	5,550,540	JPMorgan Chase Bank N.A.	09/16/26	110,018
GBP	2,690,100	USD	3,580,389	UBS AG	09/16/26	45,113
JPY	1,369,128,500	USD	8,389,309	HSBC Bank PLC	09/16/26	244,872
JPY	4,790,697,051	USD	30,083,059	JPMorgan Chase Bank N.A.	09/16/26	128,677
KRW	5,196,630,500	USD	3,579,292	Barclays Bank PLC	09/16/26	23,394
NOK	43,767,300	USD	4,613,130	Barclays Bank PLC	09/16/26	1,999
SGD	3,881,100	USD	3,018,989	Goldman Sachs International	09/16/26	16,650
USD	146,683	CHF	117,602	Barclays Bank PLC	09/16/26	536
USD	35,604	CNY	240,646	BNP Paribas SA	09/16/26	23
USD	5,334,816	EUR	4,584,700	JPMorgan Chase Bank N.A.	09/16/26	38,975
USD	11,947,811	HKD	93,332,726	BNP Paribas SA	09/16/26	28,826
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,628,045	HKD	28,394,300	Goldman Sachs International	09/16/26	$ 1,973
USD	3,240,125	TWD	103,045,700	JPMorgan Chase Bank N.A.	09/16/26	45,200
USD	33,968,966	TWD	1,077,359,718	UBS AG	09/16/26	565,503
						1,923,711
AUD	3,760,000	USD	2,655,545	Goldman Sachs International	09/16/26	(11,812)
CAD	4,138,100	USD	2,966,667	JPMorgan Chase Bank N.A.	09/16/26	(9,279)
CAD	134,413,580	USD	96,816,039	Wells Fargo Bank N.A.	09/16/26	(754,284)
CHF	42,278,274	USD	53,494,978	Barclays Bank PLC	09/16/26	(954,424)
CHF	1,878,500	USD	2,387,926	Deutsche Bank AG	09/16/26	(53,454)
CHF	2,597,600	USD	3,240,223	JPMorgan Chase Bank N.A.	09/16/26	(12,103)
DKK	10,484,976	USD	1,627,303	Barclays Bank PLC	09/16/26	(6,161)
EUR	27,819,835	USD	32,264,332	Barclays Bank PLC	09/16/26	(129,315)
EUR	2,937,500	USD	3,400,907	JPMorgan Chase Bank N.A.	09/16/26	(7,767)
ILS	19,725,200	USD	6,630,039	Goldman Sachs International	09/16/26	(167,514)
SEK	204,329,592	USD	21,576,173	Barclays Bank PLC	09/16/26	(69,198)
SGD	12,330,583	USD	9,644,857	Goldman Sachs International	09/16/26	(377)
TWD	114,207,500	USD	3,570,502	JPMorgan Chase Bank N.A.	09/16/26	(29,506)
TWD	235,315,100	USD	7,371,103	JPMorgan Chase Bank N.A.	09/16/26	(75,175)
TWD	120,980,700	USD	3,787,138	UBS AG	09/16/26	(36,140)
USD	4,186,340	EUR	3,674,800	BNP Paribas SA	09/16/26	(58,464)
USD	6,540,687	EUR	5,717,900	Citibank N.A.	09/16/26	(64,126)
USD	3,618,408	GBP	2,704,400	Barclays Bank PLC	09/16/26	(26,366)
USD	5,928,862	GBP	4,439,900	JPMorgan Chase Bank N.A.	09/16/26	(54,880)
USD	5,085,455	JPY	829,542,600	Morgan Stanley & Co. International PLC	09/16/26	(145,918)
USD	9,394,137	JPY	1,522,570,600	Morgan Stanley & Co. International PLC	09/16/26	(207,701)
USD	2,631,284	KRW	3,992,736,610	Barclays Bank PLC	09/16/26	(136,774)
USD	9,032,811	KRW	13,574,925,000	Goldman Sachs International	09/16/26	(378,323)
USD	4,178,573	KRW	6,111,064,400	UBS AG	09/16/26	(58,065)
						(3,447,126)
						$ (1,523,415)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	1,154	08/07/26	USD	690.00	USD	79,394	$ 898,381
State Street SPDR S&P 500 ETF Trust	418	08/07/26	USD	760.00	USD	31,226	12,381
Nikkei 225 Index	18	08/14/26	JPY	70,000.00	JPY	1,158,516	7,354
State Street SPDR S&P 500 ETF Trust	1,233	08/14/26	USD	750.00	USD	92,109	718,735
Alphabet, Inc., Class C	69	08/21/26	USD	420.00	USD	2,461	2,795
Amazon.com, Inc.	986	08/21/26	USD	285.00	USD	26,778	354,960
Apple, Inc.	338	08/21/26	USD	310.00	USD	10,441	268,710
Broadcom, Inc.	66	08/21/26	USD	460.00	USD	2,569	10,692
Cadence Design Systems, Inc.	39	08/21/26	USD	400.00	USD	1,326	7,703
Lam Research Corp.	94	08/21/26	USD	320.00	USD	2,754	133,715
Lumentum Holdings, Inc.	26	08/21/26	USD	1,200.00	USD	1,856	6,630
Meta Platforms, Inc., Class A	45	08/21/26	USD	660.00	USD	2,505	6,165
Micron Technology, Inc.	35	08/21/26	USD	940.00	USD	2,881	115,937
Microsoft Corp.	69	08/21/26	USD	440.00	USD	3,207	209,070
MongoDB, Inc., Class A	46	08/21/26	USD	340.00	USD	1,552	96,715
NVIDIA Corp.	124	08/21/26	USD	245.00	USD	2,489	2,418
Rockwell Automation, Inc.	120	08/21/26	USD	490.00	USD	5,761	224,400
Walmart, Inc.	666	08/21/26	USD	130.00	USD	7,406	11,988
Nikkei 225 Index	28	09/11/26	JPY	67,000.00	JPY	1,802,137	258,697
Apple, Inc.	772	09/18/26	USD	320.00	USD	23,848	600,230
Apple, Inc.	422	09/18/26	USD	295.00	USD	13,036	899,915
Corning, Inc.	335	09/18/26	USD	195.00	USD	4,631	81,740
Crowdstrike Holdings, Inc., Class A	261	09/18/26	USD	215.00	USD	4,981	253,822

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Euro Stoxx Banks	328	09/18/26	EUR	315.00	EUR	5,086	$ 156,967
KraneShares CSI China Internet ETF	1,149	09/18/26	USD	32.00	USD	3,274	32,842
Palo Alto Networks, Inc.	245	09/18/26	USD	380.00	USD	8,130	331,362
SPDR Gold Shares(a)	1,530	09/18/26	USD	392.00	USD	56,846	751,556
Verizon Communications, Inc.	2,900	09/18/26	USD	47.00	USD	13,575	500,250
Visa, Inc., Class A	172	09/18/26	USD	360.00	USD	6,297	283,370
Alphabet, Inc., Class C	1,060	10/16/26	USD	365.00	USD	37,805	2,008,700
Amazon.com, Inc.	1,060	10/16/26	USD	260.00	USD	28,787	2,488,350
Apple, Inc.	1,060	10/16/26	USD	345.00	USD	32,744	437,250
NVIDIA Corp.	1,413	10/16/26	USD	220.00	USD	28,366	1,162,192
Visa, Inc., Class A	172	12/18/26	USD	380.00	USD	6,297	306,160
							13,642,152
Put
InvesCo QQQ Trust, Series 1	933	08/14/26	USD	655.00	USD	64,189	312,686
State Street SPDR S&P 500 ETF Trust	349	09/18/26	USD	730.00	USD	26,071	318,140
							630,826
							$ 14,272,978

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
MongoDB, Inc., Class A	92	08/21/26	USD	410.00	USD	3,105	$ (24,702)
Rockwell Automation, Inc.	120	08/21/26	USD	560.00	USD	5,761	(33,900)
Cisco Systems, Inc.	204	09/18/26	USD	115.00	USD	2,366	(172,380)
Crowdstrike Holdings, Inc., Class A	261	09/18/26	USD	255.00	USD	4,981	(64,467)
Datadog Inc., Class A	129	09/18/26	USD	220.00	USD	3,457	(762,712)
Delta Air Lines, Inc.	277	09/18/26	USD	90.00	USD	2,422	(111,493)
Eli Lilly & Co.	31	09/18/26	USD	1,240.00	USD	3,561	(105,090)
GE Aerospace	67	09/18/26	USD	350.00	USD	2,412	(161,135)
KraneShares CSI China Internet ETF	1,149	09/18/26	USD	38.00	USD	3,274	(3,125)
Lam Research Corp.	73	09/18/26	USD	390.00	USD	2,139	(65,153)
Live Nation Entertainment, Inc.	120	09/18/26	USD	190.00	USD	2,090	(37,200)
Micron Technology, Inc.	46	09/18/26	USD	900.00	USD	3,786	(355,695)
NVIDIA Corp.	692	09/18/26	USD	240.00	USD	13,892	(133,902)
Palo Alto Networks, Inc.	245	09/18/26	USD	450.00	USD	8,130	(98,613)
Valero Energy Corp.	76	09/18/26	USD	320.00	USD	2,378	(134,900)
Alphabet, Inc., Class C	530	10/16/26	USD	415.00	USD	18,902	(272,950)
Amazon.com, Inc.	530	10/16/26	USD	295.00	USD	14,394	(408,100)
Apple, Inc.	1,060	10/16/26	USD	390.00	USD	32,744	(63,600)
NVIDIA Corp.	1,413	10/16/26	USD	250.00	USD	28,366	(350,424)
							(3,359,541)
Put
State Street SPDR S&P 500 ETF Trust	418	08/07/26	USD	730.00	USD	31,226	(37,647)
Amazon.com, Inc.	884	08/21/26	USD	220.00	USD	24,008	(24,310)
Freeport-McMoRan, Inc.	775	08/21/26	USD	55.00	USD	4,854	(49,600)
Rockwell Automation, Inc.	120	08/21/26	USD	410.00	USD	5,761	(40,800)
SK hynix, Inc., ADR	525	08/21/26	USD	115.00	USD	7,546	(265,125)
Walmart, Inc.	666	08/21/26	USD	110.00	USD	7,406	(194,139)
Nikkei 225 Index	28	09/11/26	JPY	59,000.00	JPY	1,802,137	(244,618)
Advanced Micro Devices, Inc.	280	09/18/26	USD	400.00	USD	13,332	(516,600)
Alphabet, Inc., Class C	121	09/18/26	USD	330.00	USD	4,315	(74,718)
Alphabet, Inc., Class C	119	09/18/26	USD	290.00	USD	4,244	(13,507)
Amazon.com, Inc.	202	09/18/26	USD	220.00	USD	5,486	(16,867)
Applied Materials, Inc.	54	09/18/26	USD	450.00	USD	2,741	(179,820)
Applied Materials, Inc.	420	09/18/26	USD	400.00	USD	21,322	(757,050)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Broadcom, Inc.	101	09/18/26	USD	350.00	USD	3,932	$ (135,845)
Corning, Inc.	503	09/18/26	USD	150.00	USD	6,954	(1,111,630)
Corning, Inc.	158	09/18/26	USD	140.00	USD	2,184	(253,985)
Corning, Inc.	1,050	09/18/26	USD	120.00	USD	14,516	(774,375)
Crowdstrike Holdings, Inc., Class A	261	09/18/26	USD	155.00	USD	4,981	(115,493)
GE Vernova, Inc.	158	09/18/26	USD	840.00	USD	15,647	(372,880)
Intel Corp.	876	09/18/26	USD	70.00	USD	7,902	(235,206)
KLA Corp.	137	09/18/26	USD	170.00	USD	2,505	(192,485)
KraneShares CSI China Internet ETF	574	09/18/26	USD	26.00	USD	1,635	(21,513)
Lam Research Corp.	87	09/18/26	USD	250.00	USD	2,549	(132,022)
Lumentum Holdings, Inc.	43	09/18/26	USD	520.00	USD	3,070	(115,455)
Lumentum Holdings, Inc.	210	09/18/26	USD	540.00	USD	14,993	(681,450)
Micron Technology, Inc.	37	09/18/26	USD	820.00	USD	3,045	(375,827)
Micron Technology, Inc.	34	09/18/26	USD	650.00	USD	2,798	(113,050)
Micron Technology, Inc.	245	09/18/26	USD	600.00	USD	20,164	(534,712)
Palo Alto Networks, Inc.	123	09/18/26	USD	240.00	USD	4,082	(39,114)
Palo Alto Networks, Inc.	245	09/18/26	USD	270.00	USD	8,130	(183,137)
Vertiv Holdings Co., Class A	438	09/18/26	USD	240.00	USD	10,581	(961,410)
Vistra Corp.	1,050	09/18/26	USD	125.00	USD	15,560	(311,850)
Alphabet, Inc., Class C	530	10/16/26	USD	295.00	USD	18,902	(157,145)
Alphabet, Inc., Class C	119	10/16/26	USD	285.00	USD	4,244	(24,395)
Amazon.com, Inc.	530	10/16/26	USD	210.00	USD	14,394	(59,095)
Apple, Inc.	530	10/16/26	USD	280.00	USD	16,372	(243,800)
Applied Materials, Inc.	175	10/16/26	USD	400.00	USD	8,884	(462,437)
NVIDIA Corp.	706	10/16/26	USD	175.00	USD	14,173	(375,945)
Alphabet, Inc., Class C	119	11/20/26	USD	280.00	USD	4,244	(40,758)
Alphabet, Inc., Class C	119	12/18/26	USD	270.00	USD	4,244	(40,163)
Applied Materials, Inc.	30	12/18/26	USD	400.00	USD	1,523	(125,100)
Corning, Inc.	79	12/18/26	USD	120.00	USD	1,092	(122,252)
KLA Corp.	69	12/18/26	USD	130.00	USD	1,261	(77,625)
Lam Research Corp.	42	12/18/26	USD	210.00	USD	1,231	(73,920)
Lumentum Holdings, Inc.	22	12/18/26	USD	440.00	USD	1,571	(88,000)
Meta Platforms, Inc., Class A	68	12/18/26	USD	420.00	USD	3,786	(54,740)
NVIDIA Corp.	216	12/18/26	USD	125.00	USD	4,336	(32,292)
Visa, Inc., Class A	172	12/18/26	USD	300.00	USD	6,297	(57,620)
							(11,111,527)
							$ (14,471,068)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ABN AMRO Bank NV, ADR	Citibank N.A.	$ 11,453,030	02/23/28	0.20%	1D OBFR01	Monthly	$ 325,103
Citigroup, Inc.	JPMorgan Chase Bank N.A.	14,155,154	02/10/27	0.20%	1D OBFR01	Monthly	(508,963)
Total long positions of equity swaps							(183,860)
Short Contracts(b)
Diageo PLC	Citibank N.A.	(1,802,722)	02/23/28	(0.80)%	1D OBFR01	Monthly	(79,736)
Domino’s Pizza, Inc.	Citibank N.A.	(1,460,024)	02/23/28	0.00%	1D OBFR01	Monthly	(126,040)
Pernod Ricard SA	Barclays Bank PLC	(3,883,357)	07/02/27	(6.50)%	1D OBFR01	Monthly	(271,862)
Stellantis NV	Citibank N.A.	(1,552,358)	02/23/28	(0.80)%	1D OBFR01	Monthly	10,706
Total short positions of equity swaps							(466,932)
Total long and short positions of equity swaps							(650,792)
Net dividends and financing fees							(215,894)
Total equity swap contracts including dividends and financing fees							$ (866,686)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 37,110,747	$ —	$ —	$ 37,110,747
China	21,236,243	—	—	21,236,243
Denmark	4,011,561	—	—	4,011,561
France	59,038,753	—	—	59,038,753
Germany	24,212,646	—	—	24,212,646
Hong Kong	7,537,372	—	—	7,537,372
Italy	36,698,915	—	—	36,698,915
Japan	148,605,597	1,630,467	—	150,236,064
Netherlands	78,485,581	—	—	78,485,581
South Korea	12,423,590	—	—	12,423,590
Taiwan	18,555,075	—	—	18,555,075
United Arab Emirates	—	—	—	—
United Kingdom	111,943,738	—	—	111,943,738
United States	2,160,308,974	—	—	2,160,308,974
Investment Companies	62,631,173	—	—	62,631,173
Preferred Securities
Preferred Stocks	6,392,932	—	—	6,392,932
Short-Term Securities
Money Market Funds	287,692,494	—	—	287,692,494
Options Purchased
Equity Contracts	14,272,978	—	—	14,272,978
	$ 3,091,158,369	$ 1,630,467	$ —	$ 3,092,788,836
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 327,379	$ 403,934	$ —	$ 731,313
Foreign Currency Exchange Contracts	—	1,923,711	—	1,923,711
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (15,704,463)	$ (1,202,495)	$ —	$ (16,906,958)
Foreign Currency Exchange Contracts	—	(3,447,126)	—	(3,447,126)
	$ (15,377,084)	$ (2,321,976)	$ —	$ (17,699,060)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt